Investments - Schedule of Fair Value Measurements (Details) - EBP 009 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		$ 760,079,577	$ 672,735,977
Total Assets		760,079,577	672,735,977
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy	[1]	10,143,686	12,908,694
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		192,609,966	176,257,602
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		557,325,925	483,569,681
Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		749,935,891	659,827,283
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		128,245,413	120,039,325
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		128,245,413	120,039,325
Common / Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		557,325,925	483,569,681
Common / Collective Trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		557,325,925	483,569,681
Spire Inc. ESOP
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		54,835,856	49,373,212
Spire Inc. ESOP | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		54,835,856	49,373,212
Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		9,528,697	6,845,065
Self-Directed Brokerage Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets in the Fair Value Hierarchy		$ 9,528,697	$ 6,845,065

[1]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Net Assets Available for Benefits.